FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23198

Nuveen Preferred and Income 2022 Term Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2020

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-23198

Registrant Name:  Nuveen Preferred & Income 2022 Term Fund

Reporting Period:  07/01/2019 - 06/30/2020

Nuveen Preferred & Income 2022 Term Fund

SUNTRUST BANKS, INC. Meeting Date: JUL 30, 2019 Record Date: JUN 24, 2019 Meeting Type: SPECIAL
Ticker: STI Security ID: 867914BN2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	For	For
2	Advisory Vote on Golden Parachutes	Management	For	For
3	Adjourn Meeting	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Income 2022 Term Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 24, 2020